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                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED FEBRUARY 7, 2003
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS,
                CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION
                          EACH DATED FEBRUARY 1, 2003

     THIS SUPPLEMENT REPLACES IN ITS ENTIRETY A PREVIOUS SUPPLEMENT DATED FEBRUARY 1, 2003 AND PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS.

     The BB&T Small Company Value Fund and the BB&T Georgia Intermediate Tax-Free Fund had not commenced operations as of the date of this supplement and are currently not available for sale. The BB&T Kentucky Intermediate Tax-Free Fund and the BB&T Maryland Intermediate Tax-Free Fund will be available for sale effective on or about February 24, 2003.

     SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

                                                               SUP-TRRTL   01/03